Fair Value Measurements - Schedule of Plan Assets at Fair Value (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 2,317,608	$ 2,068,059
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	293,099	281,476
Teledyne Technologies Incorporated common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	94,047	93,372
Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	98,720	81,754
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,831,742	1,611,457
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	485,866	456,602
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	293,099	281,476
Total | Teledyne Technologies Incorporated common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	94,047	93,372
Total | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	98,720	81,754
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	485,866	456,602
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	293,099	281,476
Level 1 | Teledyne Technologies Incorporated common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	94,047	93,372
Level 1 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	98,720	81,754
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Teledyne Technologies Incorporated common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Teledyne Technologies Incorporated common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
NAV | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 1,831,742	$ 1,611,457